Summary of Organization and Significant Accounting Policies - Additional Information (Detail)			3 Months Ended		12 Months Ended
	Oct. 03, 2014 USD ($)	Jan. 17, 2014 USD ($)	Mar. 28, 2015 USD ($) Customer Segment State shares	Mar. 29, 2014 USD ($) Customer	Dec. 27, 2014 USD ($) Customer Segment State shares	Dec. 28, 2013 USD ($) Customer	Dec. 29, 2012 USD ($) Customer
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of operating states | State			17		17
Number of operating segments | Segment			3		3
Redeemable noncontrolling interest percentage			40.00%
Number of customers accounted for more than 10% of total revenue | Customer			0	0	0	0	0
Net loss from asset dispositions			$ 1,834,000	$ 48,000	$ (6,500,000)	$ (12,419,000)	$ (2,564,000)
Impairment charges					$ 0	0	0
Inflation rate					2.50%
Amortization expense					$ 900,000	800,000	600,000
Increase in contingent consideration liability	$ 1,900,000	$ 4,500,000
Reductions recognized in contingent consideration			0	0	500,000	400,000
Carrying value of long-term debt			$ 1,062,693,000		1,064,917,000	662,987,000
Date of incorporation			Sep. 23, 2014
Aggregate consideration for acquiring noncontrolling interests			$ 64,100,000
Cash consideration			35,000,000		$ 35,000,000
Class A common shares | shares					28,571,429
Aggregate principal amount of non-interest bearing notes payable			15,000,000		$ 15,000,000
Annual installments amount of non-interest bearing notes payable			2,500,000		2,500,000
Decrease in other assets (noncurrent)			$ (755,000)	$ (3,202,000)	$ (4,767,000)	1,708,000	$ (1,189,000)
Revolving Credit Facility [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Revolving credit facility, fair value						26,000,000
Level 3 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Discount rate			11.00%		11.00%
Fair value of deferred consideration					$ 49,000,000	28,300,000
Fair value of noncompete obligations					4,400,000	4,200,000
Observable Inputs (Level 2) [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Fair value of long-term debt			$ 1,105,240,000		1,101,873,000	696,500,000
Carrying value of long-term debt			$ 1,062,693,000		$ 1,064,917,000	$ 663,000,000
Sales [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Customer accounted revenue					10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Sales [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Customer accounted revenue			10.00%	10.00%
Accounting Standards Update (ASU) 2015-03 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Decrease in other assets (noncurrent)			$ (19,600,000)
Decrease in long-term debt					$ (17,200,000)
Common Class A [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares			1,029,183
Continental Cement Company, L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage			30.00%		30.00%
Ohio Valley Asphalt, LLC [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage			20.00%		20.00%
Minimum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage					20.00%
Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage					50.00%